Disclosures on Individual Items of the Financial Statements (Details) - Schedule of current taxes and deferred taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of current taxes and deferred taxes [Abstract]
Current year
Changes in estimates related to prior years
Current tax expense
Origination and reversal of temporary differences	(1,033)	112	(3,655)
Recognition of previously unrecognised (derecognition of previously recognised) tax losses	620	(67)	2,165
Recognition of previously unrecognised (derecognition of previously recognised) deductible temporary differences
Deferred tax expense	(413)	45	(1,490)
Total	$ (413)	$ 45	$ (1,490)